Consolidated statements of financial position $ in Millions	Dec. 31, 2019 DKK (kr)	Dec. 31, 2018 DKK (kr) [1]	Dec. 31, 2017 DKK (kr)
Non-current assets
Licenses, rights and patents	kr 2,480,000	kr 0	kr 0
Plant and machinery	13,457,000	13,650,000	14,855,000
Other fixtures and fittings, tools and equipment	8,337,000	1,794,000	953,000
Leasehold improvements	3,913,000	186,000	304,000
Fixed assets under construction	14,001,000	0	0
Right-of-use assets	85,632,000	0	0
Deposits	9,012,000	2,762,000	2,729,000
Restricted cash	0	0	5,892,000
Other investments	35,632,000	32,582,000	9,312,000
Total non-current assets	172,464,000	50,974,000	34,045,000
Current assets
Trade receivables	751,000	3,274,000	5,679,000
Prepaid expenses	30,755,000	11,740,000	7,253,000
Corporate tax receivable	7,101,000	1,195,000	5,500,000
Other receivables	7,935,000	3,368,000	4,979,000
Marketable securities	299,448,000	298,611,000	75,111,000
Cash and cash equivalents	1,081,060,000	860,635,000	588,718,000	[1]
Total current assets	1,427,050,000	1,178,823,000	687,240,000
Total assets	1,599,514,000	1,229,797,000	721,285,000
Liabilities and equity
Share capital	36,054,661	30,786,827	30,751,327
Share premium	2,650,142,000	1,957,477,000	1,937,179,000
Retained losses	(1,443,524,000)	(871,983,000)	(1,453,261,000)
Equity	1,242,673,000	1,116,281,000	514,669,000
Royalty bond	0	0	132,986,000
Deferred revenue	83,639,000	0	0
Lease liabilities	78,068,000	0	0
Non-current liabilities	161,707,000	0	132,986,000
Trade payables	57,533,000	32,652,000	29,428,000
Corporate tax payables	614,000	0	0
Royalty bond	0	0	2,748,000
Lease liabilities	7,692,000	0	0
Deferred revenue	56,251,000	0	0
Other liabilities	73,044,000	80,864,000	41,454,000
Current liabilities	195,134,000	113,516,000	73,630,000
Total liabilities	356,841,000	113,516,000	206,616,000
Total equity and liabilities	kr 1,599,514,000	kr 1,229,797,000	kr 721,285,000

[1]	See note 1 to the consolidated financial statements.